USQC-STATSUP-1 051013
Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summary – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
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Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Class A shares year-to-date (ended March 28, 2013): 10.19%
Best Quarter (ended March 31, 2012): 13.77%
Worst Quarter (ended December 31, 2008): -18.69%
Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception
Class A shares: Inception (3/31/2006)
Return Before Taxes	10.48%	-1.52%	1.25%
Return After Taxes on Distributions	10.27	-2.24	0.63
Return After Taxes on Distributions and Sale of Fund Shares	7.09	-1.48	0.89

Class B shares: Inception (3/31/2006)	11.04	-1.42	1.36

Class C shares: Inception (3/31/2006)	15.06	-1.13	1.34

Class R shares: Inception (3/31/2006)	16.61	-0.62	1.86

Class Y shares[1]: Inception (10/3/2008)	17.18	-0.15	2.28

Investor Class shares[1]: Inception (4/25/2008)	16.93	-0.38	2.11

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[2]	16.42	1.92	3.79

Lipper Equity Income Index[3]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[3]	15.32	0.97	2.97

[1]	Class Y shares’ and Investor Class shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

[2]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[3]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
Effective July 31, 2013, the following information replaces in its entirety the table appearing under the heading “Fund Summary – Management of the Fund”:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Charles Ko	Portfolio Manager	2012
Anthony Munchak	Portfolio Manager	2013
Glen Murphy	Portfolio Manager	2010
Francis Orlando	Portfolio Manager	2013
Andrew Waisburd	Portfolio Manager	2011	”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:
“The Fund’s investment objective is income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by
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USQC-STATSUP-1 051013
purchasing an offsetting contract, physically delivering the underlying instrument or commodity on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.”
Effective July 31, 2013, the following information is deleted in its entirety appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the first paragraph appearing under the heading “Fund Management – Portfolio Managers”:
“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
▪	Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers. Prior to 2008, he was a Portfolio Manager at Putnam Investment Management.

▪	Charles Ko, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2012. From 2000 to 2012, he was employed by Batterymarch Financial Management and most recently served as Director and Senior Portfolio Manager.

▪	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.

▪	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

▪	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1987.
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▪	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).
More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Other Information – Dividends and Distributions Dividends”:
“The Fund generally declares and pays dividends from net investment income, if any, quarterly.”
Effective July 31, 2013, the following information is added underneath the last benchmark appearing under the heading “Benchmark Descriptions”:
“Lipper Equity Income Index is an unmanaged Index considered representative of equity income funds tracked by Lipper.
The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.”
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ACST-STATSUP-2 051013
Statutory Prospectus Supplement dated May 10, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Global Real Estate Income Fund
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund. In addition, effective July 31, 2013, the investment objective is as follows:
     Invesco Low Volatility Equity Yield Fund’s investment objective is income and long-term growth of capital.
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund — Investment Objective(s)”:
“The Fund’s investment objective is income and long-term growth of capital.”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Investment Strategies of the Fund”:
“The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks.
The Fund can invest in derivative instruments including futures contracts.
The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Principal Risks of Investing in the Fund”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
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Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Performance Information”:
“The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
Annual Total Returns
Class R5 shares year-to-date (ended March 28, 2013): 10.28%
Best Quarter (ended March 31, 2012): 13.72%
Worst Quarter (ended December 31, 2008): -18.47%
          Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Year	Inception

Class R5 shares: Inception (3/31/2006)
Return Before Taxes	17.28%	-0.10%	2.38%
Return After Taxes on Distributions	16.98	-0.87	1.71
Return After Taxes on Distributions and Sale of Fund Shares	11.62	-0.30	1.85

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	3.64

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)[1]	16.42	1.92	3.79

Lipper Equity Income Index[2]	13.70	1.27	3.21

Lipper Large-Cap Core Funds Index[2]	15.32	0.97	2.97

[1]	The Fund has elected to use three benchmark indices: the S&P 500® Index, Russell 1000® Index and the Lipper Equity Income Index. The Russell 1000® Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund’s investable universe.

[2]	The Fund has elected to use the Lipper Equity Income Index to represent its peer group benchmark rather than the Lipper Large-Cap Core Funds Index because the Lipper Equity Income Index more closely reflects the performance of the types of securities in which the Fund invests.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”
Effective July 31, 2013, the following information replaces in its entirety the table appearing under the heading “Fund Summaries – Invesco U.S. Quantitative Core Fund – Management of the Fund”:

“Portfolio Managers	Title	Length of Service on the Fund
Michael Abata	Portfolio Manager	2011
Charles Ko	Portfolio Manager	2012
Anthony Munchak	Portfolio Manager	2013
Glen Murphy	Portfolio Manager	2010
Francis Orlando	Portfolio Manager	2013
Andrew Waisburd	Portfolio Manager	2011”
Effective July 31, 2013, the following information replaces in its entirety the information appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco U.S. Quantitative Core Fund – Objective(s) and Strategies”:
“The Fund’s investment objective is income and long-term growth of capital. The Fund’s investment objective may be changed by the Board of Trustees without shareholder approval.
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund invests primarily in equity securities of U.S. issuers and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preferred stocks. A depositary receipt is generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.
The Fund can invest in derivative instruments including futures contracts.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument or commodity at a specific price at a specific future time. The value of the futures contract tends to increase and decrease in tandem with the value of the underlying instrument or commodity. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled by purchasing an offsetting contract, physically delivering the underlying instrument or commodity on the settlement date or paying a cash settlement amount on the settlement date. The Fund can use futures contracts, including index futures, to gain exposure to the broad market in connection with managing cash balances.
The Fund seeks to provide a higher level of income (before fees) than the Russell 1000® Index while still achieving the highest return available given a lower volatility level. The Fund will attempt to do this through its stock selection process where the
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portfolio managers systematically evaluate fundamental and behavioral factors to forecast individual security returns and rank these securities based on their attractiveness relative to industry peers. This process includes evaluating each security based on its earnings momentum, price trend, management action and relative value. Using proprietary portfolio construction and risk management tools, the portfolio managers incorporate these individual security forecasts to construct an optimal portfolio of stocks.
The portfolio managers do not consider the composition of the Fund’s benchmark when constructing the portfolio. The portfolio managers believe that the lack of benchmark relative constraints allows for a higher level of return to be achieved while maintaining lower total risks (volatility) relative to the index.
The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers or (ii) if a particular security’s risk profile changes.
In anticipation of or in response to market, economic, political or other conditions, the Fund’s portfolio managers may temporarily use a different investment strategy for defensive purposes. If the Fund’s portfolio managers do so, different factors could affect the Fund’s performance and the Fund may not achieve its investment objective.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus.
For more information, see “Description of the Funds and Their Investments and Risks” in the Fund’s SAI.”
Effective July 31, 2013, the following information is deleted in its entirety under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco U.S. Quantitative Core Fund – Risks”:
“Convertible Securities Risk
Exchange-Traded Funds Risk
Synthetic Securities Risk
Warrants Risk”
Effective July 31, 2013, the following information replaces in its entirety the first paragraph appearing under the heading “Fund Management – Portfolio Managers – Invesco U.S. Quantitative Core Fund”:
▪	“Michael Abata, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2011. In 2010, he was a Vice President at State Street Global Markets. From 2008 to 2010, he worked as a consultant at Hermes Fund Managers. Prior to 2008, he was a Portfolio Manager at Putnam Investment Management.

▪	Charles Ko, Portfolio Manager, who has been responsible for the Fund since 2012 and has been associated with Invesco and/or its affiliates since 2012. From 2000 to 2012, he was employed by Batterymarch Financial Management and most recently served as Director and Senior Portfolio Manager.

▪	Anthony Munchak, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 2000.

▪	Glen Murphy, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1995.

▪	Francis Orlando, Portfolio Manager, who has been responsible for the Fund since 2013 and has been associated with Invesco and/or its affiliates since 1987.

▪	Andrew Waisburd, Portfolio Manager, who has been responsible for the Fund since 2011 and has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he was a Senior Quantitative Analyst at Harris Investment Management and Director of Research for Archipelago (now NYSE-ARCA).”
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Effective July 31, 2013, the following information replaces in its entirety the fourth paragraph appearing under the heading “Other Information – Dividends and Distributions Dividends”:
“Invesco Low Volatility Equity Yield Fund generally declares and pays dividends from net investment income, if any, quarterly.”
Effective July 31, 2013, the following information is added underneath the last benchmark appearing under the heading “Benchmark Descriptions”:
“Lipper Equity Income Index is an unmanaged Index considered representative of equity income funds tracked by Lipper.
The Russell 1000® Index is an unmanaged index considered representative of large-cap stocks. The Russell 1000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.”
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ACST-SUP-3 051013
Statement of Additional Information Supplement dated May 10, 2013
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, R5, R6, Y and Investor Class shares, as applicable, of the Funds listed below:
Invesco Core Plus Bond Fund
Invesco Floating Rate Fund
Invesco Global Real Estate Income Fund
Invesco U.S. Quantitative Core Fund
Effective July 31, 2013, Invesco U.S. Quantitative Core Fund will change its name to Invesco Low Volatility Equity Yield Fund.
Effective July 31, 2013, non-fundamental policy 7(d) under the heading, “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Fund Policies – Non-fundamental Restrictions,” is replaced with the following:
“Invesco Low Volatility Equity Yield Fund invests, under normal circumstances, at least 80% of its net assets in equity securities.”
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